                                                     --------------------------
                                                     MFS(R) INSTITUTIONAL TRUST
                                                     --------------------------
                                   NOVEMBER 1, 2001 AS AMENDED DECEMBER 1, 2001

                                                                     PROSPECTUS

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This Prospectus describes one fund of the MFS Institutional Trust (referred to as the Trust):

MFS INSTITUTIONAL LARGE CAP VALUE FUND (referred to as the Large Cap Value
Fund) seeks capital appreciation.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.
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TABLE OF CONTENTS
-----------------

                                                                        Page

  I           Expense Summary ........................................     1
  II          Risk Return Summary ....................................     2
  III         Certain Investment Strategies and Risks ................     4
  IV          Management of the Fund .................................     5
  V           Description of Shares ..................................     6
  VI          How to Purchase, Exchange and Redeem Shares ............     7
  VII         Other Information ......................................     9
  VIII        Financial Highlights ...................................    10
              Appendix A -- Investment Techniques and Practices ......   A-1

-----------------
I EXPENSE SUMMARY
-----------------

o   EXPENSE TABLE

    This table describes the expenses that you may pay when you hold shares of the fund.

    ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):
    ..........................................................................

                                                                  LARGE CAP
                                                                  VALUE FUND
                                                                  ----------
    Management Fee .............................................    0.60 %
    Other Expenses(1) ..........................................    0.40 %(3)
                                                                    ------
    Total Annual Fund Operating Expenses .......................    1.00 %
        Fee Waiver/Expense Reimbursement .......................   (0.45)%(1)
                                                                    ------
        Net Expenses(2) ........................................    0.55 %

    ------
    (1) MFS has contractually agreed to waive a portion of the management fee paid by Large Cap Value Fund equal to 0.05% annually, and MFS has contractually agreed to bear the fund's expenses such that "Other Expenses," after taking into account the expense offset arrangement described below, do not exceed 0.00% for the Large Cap Value Fund. These contractual fee arrangements will continue until at least November 1, 2002, unless changed with the consent of the board of trustees which oversees the fund.
    (2) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.
    (3) "Other Expenses" are based on estimated amounts for the current fiscal year.

o   EXAMPLE OF EXPENSES

    These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

    The examples assume that:

    o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

    o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

    o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see the table above).

    Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                       PERIOD
                                       ----------------------------------------
    SERIES                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
    ---------------------------------------------------------------------------
    Large Cap Value Fund                   56        274      N/A       N/A

----------------------
II RISK RETURN SUMMARY
----------------------

    OTHER INVESTMENT STRATEGIES OF THE FUND ARE DESCRIBED UNDER THE CAPTION "CERTAIN INVESTMENT STRATEGIES AND RISKS."

    LARGE CAP VALUE FUND
    ...........................................................................

o   INVESTMENT OBJECTIVE

    The fund's investment objective is capital appreciation. This objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The fund invests, under normal market conditions, at least 80% of its total assets in equity securities of large capitalization companies that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. While the fund generally seeks to outperform the Russell 1000 Value Index with less volatility, and to perform in the top quartile of comparable funds over three to five year time periods, there is no assurance that the fund will achieve this goal. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates relative to the companies in the Russell 1000 Growth Index. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the fund may invest in companies of any size, the fund generally focuses on companies with large market capitalizations. Large capitalization companies are defined as those companies with market capitalizations of at least $5 billion. Equity securities may be listed on a securities exchange or traded in the OTC markets.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the fund's portfolio manager and MFS' large group of equity research analysts.

o   PRINCIPAL RISKS

    The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

    The principal risks of investing in the fund are:

    o Market Risk: This is the risk that the price of a securitiy held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Large-Cap Value Company Risk: Prices of value company securities held by the fund may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. If anticipated events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of value securities may not rise as expected or may fall. Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the fund's value may not rise as much as the value of funds that emphasize smaller cap companies.

    o As with any mutual fund, you could lose money on your investment in the fund.

    An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

-------------------------------------------
III CERTAIN INVESTMENT STRATEGIES AND RISKS
-------------------------------------------

o   FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

    The fund may invest in various types of securities and engage in various investment techniques and practices that are not the principal focus of the fund and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which the fund may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this prospectus and are discussed, together with their risks, in the fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (please see back cover for address and telephone number).

o   TEMPORARY DEFENSIVE POLICIES

    In addition, the fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While the fund invests defensively, it may not be able to pursue its investment objective. The fund's defensive investment position may not be effective in protecting its value.

-------------------------
IV MANAGEMENT OF THE FUND
-------------------------

o   INVESTMENT ADVISER

    MFS is the fund's investment adviser. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $121.5 billion as of September 28, 2001. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

      MFS provides investment management and related administrative services and facilities to the fund, including portfolio management and trade execution. For these services, the fund pays MFS an annual management fee. The effective rate of the management fee paid by the fund to MFS is reflected in the "Expense Table."

o   PORTFOLIO MANAGERS


           FUND                              PORTFOLIO MANAGER
           ----                              -----------------

Large Cap Value Fund          Lisa B. Nurme and Steven R. Gorham, each a Senior
                              Vice President of the adviser, are the fund's portfolio managers. Ms. Nurme has been a portfolio manager of the fund since 1995 and has been employed in the investment management area of the adviser since its inception. Mr. Gorham is a portfolio manager of the fund effective January
                              21, 2002 and has been employed in the investment management area of the adviser since 1992. Ms.
                              Nurme is taking a sabbatical commencing on or about May 28 and ending on or about September 3, 2002.

o   ADMINISTRATOR

    MFS provides the fund with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by the fund for a portion of the costs it incurs in providing these services.

o   SHAREHOLDER SERVICING AGENT

    MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for the fund, for which it is entitled to receive compensation from the fund.

-----------------------
V DESCRIPTION OF SHARES
-----------------------

    The fund is designed for sale to institutional investor clients of MFS and MFS Institutional Advisors, Inc. and other similar investors. The fund offers a single class of shares, which are not subject to a sales charge or any Rule 12b-1 distribution and service fees.

----------------------------------------------
VI HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES
----------------------------------------------

    You may purchase, exchange and redeem shares of the fund in the manner described below.

o   HOW TO PURCHASE SHARES

    Shares may be purchased through MFD in cash or in-kind without a sales charge at their net asset value next computed after acceptance of the purchase order. The minimum initial investment is generally $3 million (generally $1 million in the case of purchases by bank trust departments for their clients). There is no minimum on additional investments.

    OPENING AN ACCOUNT: Payments by check should be made to the order of [insert name of fund] and sent to that particular fund as follows: MFS Service Center, Inc., P.O. Box 1400, Boston, MA 02107-9906. Payments of federal funds should be sent by wire to the custodian of the fund as follows: State Street Bank and Trust Company, Attn: Mutual Funds Division, for the account of: [Shareholder's name], Re: [insert name of fund] (Account No. 99034795) and Wire Number: [Assigned by telephone].

      Information on how to wire federal funds is available at any national bank or any state bank which is a member of the Federal Reserve System. Shareholders should also mail the completed Account Application to the MFSC.

      A shareholder must first telephone MFSC (see back cover for telephone number) to advise of its intended action and, if funds are to be wired, to obtain a wire order number.

    IN-KIND PURCHASES: Shares of the fund may be purchased with securities acceptable to that particular fund. The fund need not accept any security offered for an in-kind purchase unless it is consistent with that fund's investment objective, policies and restrictions and is otherwise acceptable to the fund. Securities accepted in-kind for shares will be valued in accordance with the fund's usual valuation procedures (see "Net Asset Value" below). Investors interested in making an in-kind purchase of fund shares must first telephone MFSC (see back cover for telephone number) to advise of its intended action and obtain instructions for an in-kind purchase.

o   HOW TO EXCHANGE SHARES

    [You can exchange your shares for shares of the fund described in this prospectus at net asset value by contacting MFSC (see back cover for telephone number). Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by MFSC in proper form (see "Redemptions" below). If you use an Exchange Request to open a new account with the fund described in this prospectus, the exchange must involve shares having an aggregate value of at least $3 million (generally $1 million in the case of purchases by bank trust departments for their clients).

      Exchanges may be subject to certain limitations and are subject to the MFS funds' policies concerning excessive trading practices, which are policies designed to protect the funds and their shareholders from the harmful effect of frequent exchanges. Other limitations and market timing policies are described below under the captions "Right to Reject or Restrict Purchase and Exchange Orders" and "Excessive Trading Practices." You should read the description of the fund into which you are exchanging and consider the differences in objectives, policies and rules before making any exchange.]

o   HOW TO REDEEM SHARES

    You may redeem your shares by contacting the MFSC. Redemptions may be in cash or, at the fund's discretion, by distribution in-kind of securities from the fund's portfolio. The securities distributed are selected by MFS in light of the fund's objective and may not represent a pro rata distribution of each security held in the fund's portfolio. In the event that the fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. The fund sends out your redemption proceeds within seven days after your request is received in good order. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered. In addition, you need to have your signature guaranteed and/or submit additional documentation to redeem your shares. See "Signature Guarantee/ Additional Documentation" below, or contact MFSC for details (see back cover page for address and phone number).

      Under unusual circumstances such as when the New York Stock Exchange is closed, trading on the Exchange is restricted or if there is an emergency, the fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

      The fund reserves the right to redeem shares in your account for their then-current value (which you will be promptly paid) if at any time the total investment in the account drops below $500,000 because of redemptions and exchanges. You will be notified when the value of the account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

---------------------
VII OTHER INFORMATION
---------------------

o   PRICING OF FUND SHARES

    The price of the fund's shares is based on its net asset value. The net asset value of the fund's shares is determined once each day during which the New York Stock Exchange (NYSE) is open for trading as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The NYSE is closed for business on most national holidays and Good Friday. To determine net asset value, the fund values its assets at current market values, or, if current market values are unavailable, at fair value as determined by the adviser under the direction of the Board of Trustees that oversees the fund. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values.

o   DISTRIBUTIONS

    The fund intends to declare and pay substantially all of its net investment income to its shareholders as dividends on an annual basis. Any realized net capital gains are distributed at least annually.

-------------------------
VIII FINANCIAL HIGHLIGHTS
-------------------------

    The financial highlights table is intended to help you understand the fund's financial performance since the time it commenced investment operations. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in the fund's annual report to shareholders. The fund's annual report is available upon request by contacting MFSC (see back cover for address and phone number). These financial statements are incorporated by reference into the SAI. The fund's independent auditors are Deloitte & Touche LLP.

    LARGE CAP VALUE FUND
    ...........................................................................
                                                               PERIOD ENDED
                                                             JUNE 30, 2001*
    -----------------------------------------------------------------------
    PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
    EACH PERIOD):
    Net asset value - beginning of period ....................       $10.00
                                                                     ------
    Income from investment operations# -
      Net investment income(S) ...............................       $ 0.02
      Net realized and unrealized loss on investments and
        foreign currency transactions ........................        (0.11)
                                                                     ------
          Total from investment operations ...................       $(0.09)
                                                                     ------
    Net asset value - end of period ..........................       $ 9.91
                                                                     ------
    Total return .............................................        (0.90)%++
    RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(S):
      Expenses## .............................................         0.55%+
      Net investment income ..................................         1.73%+
    PORTFOLIO TURNOVER .......................................           11%
    NET ASSETS AT END OF PERIOD (000 OMITTED) ................      $12,018

      (S) The investment adviser voluntarily waived a portion of its management fee for the period indicated. If the fee had been incurred by the fund, the net investment loss per share and the ratios would have been:
            Net investment loss ..............................       $(0.03)
            RATIOS (TO AVERAGE NET ASSETS):
              Expenses## .....................................         4.88%+
              Net investment loss ............................        (2.60)%+
     * For the period from the commencement of the fund's investment operations, May 1, 2001, through June 30, 2001.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.

----------
APPENDIX A
----------

o   INVESTMENT TECHNIQUES AND PRACTICES

    In pursuing its investment objective, the fund may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the fund are described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.


    INVESTMENT TECHNIQUES/PRACTICES
    ...........................................................................
    SYMBOLS          x  permitted          -- not permitted
    ---------------------------------------------------------------------------

    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and Multiclass
          Pass-Through Securities                                             x
        Corporate Asset-Backed Securities                                     x
        Mortgage Pass-Through Securities                                      x
        Stripped Mortgage-Backed Securities                                   x
      Corporate Securities                                                    x
      Loans and Other Direct Indebtedness                                     x
      Lower Rated Bonds                                                       x
      Municipal Bonds                                                         x
      Speculative Bonds                                                       x
      U.S. Government Securities                                              x
      Variable and Floating Rate Obligations                                  x
      Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds                x
    Equity Securities                                                         x
    Foreign Securities Exposure
      Brady Bonds                                                            --
      Depositary Receipts                                                     x
      Dollar-Denominated Foreign Debt Securities                             --
      Emerging Markets                                                       --
      Foreign Securities                                                      x*
    Forward Contracts                                                         x
    Futures Contracts                                                         x
    Indexed Securities/Structured Products                                    x
    Inverse Floating Rate Obligations                                        --
    Investment in Other Investment Companies
      Open-End Funds                                                          x
      Closed-End Funds                                                        x
    Lending of Portfolio Securities                                           x
    Leveraging Transactions
      Bank Borrowings                                                        --
      Mortgage "Dollar-Roll" Transactions                                     x
      Reverse Repurchase Agreements                                          --
    Options
      Options on Foreign Currencies                                           x
      Options on Futures Contracts                                            x
      Options on Securities                                                   x
      Options on Stock Indices                                                x
      Reset Options                                                           x
      "Yield Curve" Options                                                   x
    Repurchase Agreements                                                     x
    Restricted Securities                                                     x
    Short Sales                                                              --
    Short Sales Against the Box                                              --
    Short Term Instruments                                                    x
    Swaps and Related Derivative Instruments                                  x
    Temporary Borrowings                                                      x
    Temporary Defensive Positions                                             x
    Warrants                                                                  x
    "When-Issued" Securities                                                  x

    LARGE CAP VALUE FUND
    Foreign Securities (ADRs, only):           10%
    Lower Rated Bonds:                         up to (but not including) 20%
    Securities Lending:                        30%
    Options**                                  5%

    ----------
     * U.S. exchange-listed foreign securities only.
    ** Investing in Options is not a principal focus of the Fund.

    To obtain a copy of the SAI report please contact:

    MFS Service Center
    2 Avenue de Lafayette
    Boston, MA 02111-1738
    Telephone: 1-800-637-2262

    MFS(R) INSTITUTIONAL TRUST

    If you want more information about the fund, the following documents are available free upon request:

    ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the fund's actual investments. Annual reports discuss the effect of recent market conditions and the fund's investment strategy on the fund's performance during their last fiscal year.

    STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated November 1, 2001, as amended December 1, 2001, provides more detailed information about the fund and is incorporated into this prospectus by reference.

    YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE FUND, AND MAKE INQUIRIES ABOUT THE FUND, BY
    CONTACTING:

        MFS Service Center, Inc.
        2 Avenue de Lafayette
        Boston, MA 02111-1738
        Telephone: 1-800-637-2262

    Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

        Public Reference Room
        Securities and Exchange Commission
        Washington, D.C., 20549-6009

    Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@secgov or by writing the Public Reference Section at the above address.

        The Trust's Investment Company Act file number is 811-6174.

                                                            MFSI-1A  08/02  11M